Restricted net assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets [Line Items]
Least after-tax profits percentage	10.00%
Statutory reserve funds capital percentage	50.00%
Statutory reserve	$ 361,083	$ 200,229
PRC [Member]
Restricted net assets [Line Items]
Paid-in-capital	$ 7,399,836
Statutory reserve		$ 7,238,982